Income Tax Expense - Non-capital losses (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 50,363
Canada [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	50,363
Canada [Member] | 2033
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,838
Canada [Member] | 2034
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	8,549
Canada [Member] | 2035
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,685
Canada [Member] | 2036
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,643
Canada [Member] | 2037
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	8,302
Canada [Member] | 2038
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	7,441
Canada [Member] | 2039
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 10,905